Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of components of lease expenses
(a)	The components of lease expenses were as follows:

Year ended December 31, 2019
Lease cost:
Amortization of right-of-use assets	39,693,063
Interest of lease liabilities	3,820,727
Expenses for short-term leases within 12 months	423,271
Total lease cost	43,937,061

Schedule of Supplemental Cash Flow information Related to Leases
(b)	Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	45,584,621
Right-of-use assets obtained in exchange for lease obligations:	55,834,552

Schedule of Supplemental BaIance Sheet information Related to Leases
(c)	Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2019
Operating leases
Operating lease right-of-use assets	69,241,754
Operating lease liabilities, current	(38,210,188)
Operating lease liabilities, non-current	(26,651,446)
Total operating lease liabilities	(64,861,634)

As of December 31, 2019
Weighted-average remaining lease term
Operating leases	2.2 years
Weighted-average discount rate
Operating leases	5.7%

Summary of maturities of lease liabilities
(d)	Maturities of lease liabilities were as follows:

As of December 31, 2019
2020	40,699,889
2021	22,240,997
2022	5,242,715
2023 and thereafter	—
Total undiscounted lease payments	68,183,601
Less: imputed interest	(3,321,967)
Total lease liabilities	64,861,634

Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental
(e)	Future minimum lease payments for the Company’s operating leases were as follows:

As of December 31, 2018
2019	35,453,783
2020	21,057,299
2021	3,180,192
2022 and thereafter	—
59,691,274